Inventory, net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventory, net consisted of the following (in thousands):

	As of September 30,	As of December 31,
	2021	2020
Finished goods	$2,532	$2,756
Raw materials	828	—
Work in process	163	—
Less: Inventory reserve	(49)	(20)

Inventory, net	$3,474	$2,736

Inventory, net consisted of the following (in thousands):

	As of December 31,
	2020	2019
Finished goods	$2,756	$—
Less: Inventory reserve	(20)	—

Inventory, net	$2,736	$—